BUSINESS ACQUISITIONS (Details) - Freedom Mobile Inc. - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Apr. 03, 2023
BUSINESS ACQUISITIONS
Cash transferred net of cash acquired			$ 2,067.8
Cash acquired			$ 103.2
Post-closing adjustment paid by Videotron		$ 2.0
Amount of revenues contributed	$ 850.1
Amount of net income contributed	$ 94.0